Other revenues (Details) - CHF (SFr) SFr in Millions	6 Months Ended
	Jun. 30, 2015	Jun. 30, 2014
Other Revenues
Noncontrolling interests without SEI	SFr (17)	SFr 388
Loans held-for-sale	(27)	0
Long-lived assets held-for-sale	2	25
Equity method investments	93	110
Other investments	20	201
Other	425	453
Other revenues	SFr 496	SFr 1,177